Income tax - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Income tax (benefit)/expense relating to components of other comprehensive (loss)/income	€ 26,000,000	€ (268,000,000)	€ 163,000,000
Tax effect of gains on sale of long term investment reclassified to accumulated deficit	(5,000,000)	€ 30,000,000
Deferred tax liability recognized on investment in subsidiaries	€ 0
Luxembourg
Disclosure Of Income Tax [Line Items]
Statutory tax rate	24.94%
Net operating loss carry-forwards	€ 195,000,000
United States | Federal
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	214,000,000
Operating loss carryforward subject to annual limitations	24,000,000
United States | State And Local
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	248,000,000
Sweden
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	1,359,000,000
Other foreign countries
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	118,000,000
Provisions
Disclosure Of Income Tax [Line Items]
Uncertain tax position liability, expected to be resolved	5,000,000
Uncertain tax position liability	9,000,000
Uncertain tax positions expected to be resolved in the next twelve months	€ 2,000,000